SUBSEQUENT EVENTS (Details Narrative)									9 Months Ended
	Jan. 04, 2025 USD ($)	Nov. 04, 2024 USD ($)	Jul. 01, 2024 USD ($)	Apr. 04, 2024 USD ($)	Feb. 20, 2024 USD ($)	Jan. 04, 2024 USD ($)	Dec. 28, 2023 USD ($)	Sep. 27, 2023 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 HKD ($)
Subsequent Event [Line Items]
Deposits										$ 500,000
Alpha Time Acquisition Corp [Member]
Subsequent Event [Line Items]
Deposits							$ 55,000
Payments for Deposits	$ 55,000		$ 110,000	$ 165,000	$ 55,000	$ 165,000	$ 55,000	$ 690,000	$ 165,000
Subsequent Event [Member] | Alpha Time Acquisition Corp [Member]
Subsequent Event [Line Items]
Deposits			105,000	$ 55,000		$ 165,000
Payments for Deposits		$ 165,000	$ 110,000